Related Party Balances and Transactions - Summary of Related Party Balance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Amount due to Shareholder
Related Party Transaction [Line Items]
Related party balance	$ 1,933,221	$ 3,572,358
Amount due to Director and Independent Director
Related Party Transaction [Line Items]
Related party balance	210,742
3DOM Alliance Inc. | Amount due to Shareholder
Related Party Transaction [Line Items]
Related party balance	885,751	$ 3,572,358
Future Science Research Inc. | Amount due to Shareholder
Related Party Transaction [Line Items]
Related party balance	1,047,470
Masataka Matsumura | Amount due to Director
Related Party Transaction [Line Items]
Related party balance	101,514
Yuta Akakuma | Amount due to Director
Related Party Transaction [Line Items]
Related party balance	47,247
Jean-Francios Raymond Roger Minier | Amount due to Independent Director
Related Party Transaction [Line Items]
Related party balance	25,837
Minoru Tanaka | Amount due to Independent Director
Related Party Transaction [Line Items]
Related party balance	18,072
Noriyoshi Suzuki | Amount due to Independent Director
Related Party Transaction [Line Items]
Related party balance	$ 18,072